CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Other Contributed Capital	Reserves	Accumulated losses	Total
At beginning of the year at Dec. 31, 2018	$ 6	$ 9,716	$ (967)	$ 7,328	$ 16,083
Net loss for the period				(7,832)	(7,832)
Other comprehensive income for the Period			(408)		(408)
Total comprehensive loss for the Period			(408)	(7,832)	(8,240)
Shareholders' contributions		565
New share issue		8,417
Non-registered share capital		323
At ending of year at Mar. 07, 2019	6	19,021	(1,375)	(504)	17,148
At beginning of the year at Jan. 03, 2019	5				5
Net loss for the period				(17,878)	(17,878)
Other comprehensive income for the Period			2,599		2,599
Total comprehensive loss for the Period			2,599	(17,878)	(15,279)
Shareholders' contributions		48			48
New share issue	22,119	199,073			221,192
At ending of year at Dec. 31, 2019	22,124	199,121	2,599	(17,878)	205,966
Net loss for the period				(6,780)	(6,780)
Other comprehensive income for the Period			36,761		36,761
Total comprehensive loss for the Period			36,761	(6,780)	29,981
Shareholders' contributions	5,100	58,653			63,753
New share issue	5,100	58,653
At ending of year at Dec. 31, 2020	27,224	257,774	39,360	(24,658)	299,700
Net loss for the period				(38,339)	(38,339)
Other comprehensive income for the Period			(37,659)	0	(37,659)
Total comprehensive loss for the Period			(37,659)	(38,339)	(75,998)
New share issue	3,740	245,543			249,283
Share based compensation program		2,691			2,691
At ending of year at Dec. 31, 2021	$ 30,964	$ 506,008	$ 1,701	$ (62,997)	$ 475,676